FAIR VALUE - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Corporate bonds
Fair Value (Details) [Line Items]
Transfer from level 1 to level 2	$ 126.3
Transfer from level 2 to level 1	98.4
Foreign governments
Fair Value (Details) [Line Items]
Transfer from level 1 to level 2	$ 1.3